Condensed financial information of the parent company	12 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 17. Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed balance sheets

	As of	As of
	September 30,	September 30,
	2025	2024
Assets
Current assets
Cash	$1,321,005	-
Prepaid expenses and other current assets	317,500	-
Total current assets	1,638,505	-
Non-current assets
Prepayment for game development	2,700,000	-
Investment in subsidiaries	2,449,494	934,994
Total non-current assets	5,149,494	934,994
Total assets	6,787,999	934,994

Liabilities and Shareholders’ Equity
Current liabilities
Accrued expenses	5,200	-
Total current liabilities and total liabilities	5,200	-

Commitments and contingencies

Shareholders’ equity
Class A ordinary shares ($0.0001 par value, 450,000,000 shares authorized, 14,675,400 and 10,550,400 shares issued and outstanding as of September 30, 2025 and 2024, respectively)	1,468	1,055
Class B ordinary shares ($0.0001 par value, 50,000,000 shares authorized, 5,449,600 shares issued and outstanding as of September 30, 2025 and 2024, respectively)	545	545
Additional paid-in capital	19,129,328	4,701,748
Accumulated deficits	(12,348,542)	(3,706,377)
Accumulated other comprehensive loss	-	(61,977)
Total shareholders’ equity	6,782,799	934,994

Total liabilities and shareholders’ equity	$6,787,999	$934,994

Condensed statements of operations

	For the Years Ended September 30,
	2025	2024	2023
Operating expenses:
Selling expenses	$(8,808,000)	-	-
Research and development expenses	(900,000)	-	-
General and administrative expenses	(279,653)	-	-
Total operating expenses	(9,987,653)	-	-
Other income:
Interest income	2	-	-
Loss on disposal of subsidiary	(52,697)	-	-
Other income (expenses)	(1,643)	-	-
Total other income, net	(54,338)	-	-
Equity in earnings (loss) of subsidiaries	1,399,826	1,096,805	(1,257,824)
Net (loss) income	$(8,642,165)	$1,096,805	$(1,257,824)
	-	-
Net (loss) income	(8,642,165)	1,096,805	(1,257,824)
Foreign currency translation gain (loss)	61,977	(50,668)	55,652
Comprehensive (loss) income	$(8,580,188)	$1,046,137	$(1,202,172)

Condensed cash flow statements

	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(8,642,165)	$1,096,805	$(1,257,824)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Loss on disposal of a subsidiary	(52,697)	-	-
Share-based compensation	8,808,000	-	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(317,500)	-	-
Accrued expenses	5,200	-	-
Equity in loss (earnings) of subsidiaries	(1,399,826)	(1,096,805)	1,257,824
Net cash used in operating activities	(1,598,988)	-	-

Cash flows from investing activities:
Prepayment for game development	(2,700,000)	-	-
Net cash used in investing activities	(2,700,000)	-	-

Cash flows from financing activities:
Proceeds from capital contribution	570,000	-	-
Proceeds from issuance of ordinary shares	5,049,993	-	-
Net cash provided by financing activities	5,619,993	-	-

CHANGES IN CASH	1,321,005	-	-
CASH, beginning of year	-	-	-
CASH, end of year	$1,321,005	-	-